Deferred Policy Acquisition Costs (DAC) and Value of Business Acquired (VOBA) - Reconciliation of DAC (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Unamortized balance at beginning of period		$ 0.0	$ 202.8
Deferral of acquisition costs		215.4	239.9
Adjustments for realized (gains) losses		(1.6)	(4.6)
Amortization — excluding unlocking		(9.9)	(30.9)
Amortization — impact of unlocking		(1.1)	0.0
Unamortized balance at end of period	$ 0.0	202.8	407.2
Accumulated effect of net unrealized gains		(3.4)	(21.0)
Balance at end of period		199.4	$ 386.2
Predecessor Company
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Unamortized balance at beginning of period	677.5	$ 688.1		$ 513.9
Deferral of acquisition costs	19.6			247.7
Adjustments for realized (gains) losses	(0.4)			6.0
Amortization — excluding unlocking	(8.4)			(86.4)
Amortization — impact of unlocking	(0.2)			(3.7)
Unamortized balance at end of period	688.1			677.5
Accumulated effect of net unrealized gains	(41.0)			(11.4)
Balance at end of period	$ 647.1			$ 666.1